Investment in joint venture (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2016 INR (₨)
Investment in joint venture
Investment in joint venture by Group		₨ 0	₨ 0	₨ 3,000
Summarized statement of financial position
Current assets, including cash and cash equivalents INR 5,779 (March 31, 2018: INR 4,614)	$ 140,542				₨ 9,719,854		₨ 8,850,558
Non-current assets	40,949				2,832,043		2,766,229
Current liabilities	(143,463)				(9,921,902)		(10,758,804)
Non-current liabilities	(3,627)				(250,825)		(1,083,262)
Equity	(34,401)			(3,189,569)	(2,379,170)		225,279	₨ (441,058)
Cash and cash equivalents	19,716			1,532,629	1,363,671	$ 35,643	2,465,073	₨ 389,664
Summarized statement of profit or loss
Revenue	135,318	9,358,580	12,248,513	9,356,813
Finance cost	(3,807)	(263,290)	(153,056)	(149,863)
Loss before taxes	(16,568)	(1,145,758)	(3,995,089)	(5,895,976)
Income tax expense	(692)	(47,837)	(56,887)	(40,987)
Loss for the year	(17,260)	(1,193,595)	(4,051,976)	(5,936,963)
Group's share of loss for the year	$ (185)	(12,772)	(10,559)	(9,441)
Depreciation		₨ 123,781	₨ 104,550	64,894
Adventure and Nature Network Pvt. Ltd
Investment in joint venture
Equity interest in joint venture (as a percent)	50.00%	50.00%	50.00%
Summarized statement of financial position
Current assets, including cash and cash equivalents INR 5,779 (March 31, 2018: INR 4,614)					8,573		6,686
Non-current assets					168		314
Current liabilities					(69,327)		(41,973)
Non-current liabilities					(156)		(227)
Equity					(60,742)		(35,200)
Group's carrying amount of the investment					(30,371)		(17,600)
Transferred to other current liabilities					30,371		17,600
Net carrying amount of investment					0		0
Cash and cash equivalents					₨ 5,779		₨ 4,614
Summarized statement of profit or loss
Revenue		₨ 14,110	₨ 12,181	5,491
Administrative expenses, including depreciation INR 146 (March 31, 2018: INR 173 and March 31, 2017: INR 3,401)		(37,817)	(33,215)	(24,359)
Finance cost		(1,836)	(84)	(13)
Loss before taxes		(25,543)	(21,118)	(18,881)
Loss for the year		(25,543)	(21,118)	(18,881)
Group's share of loss for the year		(12,772)	(10,559)	(9,441)
Depreciation		₨ 146	₨ 173	₨ 3,401